UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 11, 2000

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

3Com Corp.        Com   885535104              5553  118150  Sole    118150
Actel Corp.       Com   004934105              6764  281850  Sole    281850
Advanced Polymer
Systems Inc.      Com   00754G102               167   48500  Sole     48500
Alaska Air Group  Com   011659109              2817   80200  Sole     80200
American Express  Com   025816109               374    2251  Sole      2251
Anadarko Petrol   Com   032511107              3435  100650  Sole    100650
Autozone          Com   053332102              4787  148150  Sole    148150
Bank of America   Com   060505104              2799   55773  Sole     55773
Build. Materials
Holding Corp.     Com   120113105               685   66800  Sole     66800
Cabletron Sys. I  Com   126920107              2551   98100  Sole     98100
Cardinal Health   Com   14149Y108              3777   78900  Sole     78900
Cascade Nat. Gas  Com   147339105               482   29900  Sole     29900
Chevron Corp.     Com   166751107               381    4398  Sole      4398
Citigroup         Com   172967101              4593   82478  Sole     82478
Clorox Companies  Com   189054109               302    6000  Sole      6000
Data I/O          Com   237690102                33   11950  Sole     11950
EEX Corp.         Com   26842V108               341  116135  Sole    116135
Emerson Electric  Com   291011104              2027   35325  Sole     35325
Equity Oil        Com   294749106                73   64600  Sole     64600
Exxon Mobile      Com   30231G102               441    5468  Sole      5468
FLIR Systems      Com   302445101              1027   63200  Sole     63200
First Indus.
Realty Trust      Com   32054K103               997   36345  Sole     36345
First Savings
Bank of WA.       Com   33748T104               497   33715  Sole     33715
General Electric  Com   369604103              1032    6667  Sole      6667
Halliburton       Com   406216101              2975   73920  Sole     73920
Hartford Steam
Boiler Insp.      Com   40428N109               424   12550  Sole     12550
HealthSouth       Com   421924101              2470  459600  Sole    459600
Hewlett Packard   Com   428236103              5698   50090  Sole     50090
Home Properties
of N.Y.           Com   437306103              1216   44300  Sole     44300
ICOS Corp.        Com   449295104              1180   40336  Sole     40336
Ikon Office Sol.  Com   451713101               102   15000  Sole     15000
Intel Corp.       Com   458140100              6087   73955  Sole     73955
IBM               Com   459200101               545    5056  Sole      5056
International Re  Com   460254105              1145   44050  Sole     44050
Interwest Banc.   Com   460931108               233   12110  Sole     12110
JP Realty         Com   46624A106               874   55950  Sole     55950
Kaneb Services    Com   484170105               452  103400  Sole    103400
Kemper Interm.
Gov't Trust       Com   488413105               453   70400  Sole     70400
Keycorp           Com   493267108              1505   68000  Sole     68000
Keytronic         Com   493144109               553  147350  Sole    147350
Klamath First
Bancorp           Com   49842P103               125   10500  Sole     10500
LTV Corp.         Com   501921100              2750  666750  Sole    666750
Liberty Allstar
Equity Fund       Com   530158104               670   60592  Sole     60592
Managed Municipa  Com   561662107               324   35774  Sole     35774
Mentor Graphics   Com   587200106              3253  246700  Sole    246700
Merck & Co.       Com   589331107               312    4643  Sole      4643
Microsoft         Com   594918104             20882  178862  Sole    178862
NCH Corp.         Com   628850109               348    7800  Sole      7800
Nordstrom         Com   655664100              5603  212950  Sole    212950
Office Depot      Com   676220106              5010  455450  Sole    455450
Officemax         Com   67622M108              3952  726800  Sole    726800
Oracle Corp.      Com   68389X105              4729   42198  Sole     42198
Plum Creek Timb.  Com   729251108              1404   56150  Sole     56150
Putnam Master
Interm. Inc. Tr.  Com   746909100               361   60756  Sole     60756
Qualcomm          Com   747525103             14141   80292  Sole     80292
Rouse Co.         Com   779273101               868   40850  Sole     40850
Safeco            Com   786429100              2699  108500  Sole    108500
Schlumberger Ltd  Com   806857108              3643   64900  Sole     64900
Semitool          Com   816909105               806   53700  Sole     53700
Shurgard Storage  Com   82567D104              2496  107635  Sole    107635
Smith Barney Inter.
Mun. Fund Inc.    Com   831802103               234   27972  Sole     27972
Starbucks         Com   855244109              5222  215350  Sole    215350
Starwood Finl.    Com   85569R104              1327   78659  Sole     78659
Sterling Finl.    Com   859319105              1139   99035  Sole     99035
Supervalu         Com   868536103               941   47050  Sole     47050
Tenet Healthcare  Com   88033G100              5551  236200  Sole    236200
TransOcean Sedco
Forex Inc-USD     Com   G9007810                423   12559  Sole     12559
US Bancorp        Com   902973106              2758  115800  Sole    115800
Umpqua Holdings   Com   904214103               430   46500  Sole     46500
Union Pacific     Com   907818108              1749   40025  Sole     40025
Unum Corp.        Com   91529Y106              3883  121000  Sole    121000
Wal-Mart          Com   931142103             11692  169148  Sole    169148
Washington Fed.
Savings & Loan    Com   938824109              1361   68930  Sole     68930
Washington Mut.
Savings Bank      Com   939322103              5225  201925  Sole    201925
Western Prop. Tr  Com   959261108              1258  131540  Sole    131540
Wolverine World
Wide              Com   978097103              3116  284900  Sole    284900
Zweig Total Return
Fund              Com   989837109                65   10019  Sole     10019

Avista Corp Pfd  Conv.
Conv $1.24       Pref.  05379B503               169   11100  Sole     11100

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value $     192,766